LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
LEASE LIABILITIES.
Schedule of lease liabilities

	December 31	December 31
	2021	2020
Lease liabilities – Beginning of period	$7,262	$1,446
Additions	1,377	7,081
Cash flows - Principal payments	(3,604)	(1,246)
Non-cash changes - Accretion	503	292
Disposals	(463)	(311)
Lease modifications	456	—

Lease liabilities - End of period	5,531	7,262

Less : current lease liabilities	3,056	2,855

Non-current lease liabilities	$2,475	$4,407

Schedule of undiscounted lease payments	As at December 31, 2021, the Corporation’s undiscounted lease payments consisted of the following:

December 31
2021
2022	$3,351
2023	1,839
2024	782

$5,972